UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2009

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     February 2, 2010
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $145,801,184 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


12/31/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










3M Company
COMMON
88579Y101
214,942
2,600
x
ALL
600

2,000
A T & T Inc.
COMMON
00206R102
264,379
9,432
x
ALL
9,432

0
Abbott Laboratories
COMMON
002824100
3,575,218
66,220
x
ALL
63,995

2,225
AFLAC Incorporated
COMMON
001055102
5,104,613
110,370
x
ALL
107,020

3,350
Alcon Inc
COMMON
H01301102
5,295,357
32,220
x
ALL
30,780

1,440
Altria Group, Inc.
COMMON
02209S103
1,268,334
64,612
x
ALL
62,405

2,207
Automatic Data Processing
COMMON
053015103
3,052,638
71,290
x
ALL
68,865

2,425
Becton, Dickinson & Co.
COMMON
075887109
5,330,542
67,595
x
ALL
65,020

2,575
Charles Schwab Corp
COMMON
808513105
1,464,761
77,830
x
ALL
74,730

3,100
Chevron Corporation
COMMON
166764100
590,436
7,669
x
ALL
7,569

100
Choice Hotels Intl
COMMON
169905106
1,469,499
46,415
x
ALL
45,065

1,350
Clorox Company
COMMON
189054109
1,557,025
25,525
x
ALL
24,150

1,375
DENTSPLY Intl Inc.
COMMON
249030107
457,210
13,000
x
ALL
13,000

0
Diamond Offshore Drilling
COMMON
25271C102
2,972,284
30,200
x
ALL
28,850

1,350
Dominion Resources, Inc.
COMMON
25746U109
2,305,815
59,245
x
ALL
57,870

1,375
Extra Space Storage
COMMON
30225T102
1,134,499
98,225
x
ALL
95,425

2,800
Exxon Mobil Corporation
COMMON
30231G102
1,119,748
16,421
x
ALL
13,366

3,055
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
4,444,589
105,197
x
ALL
101,047

4,150
HCC Insrnce Hldngs, Inc.
COMMON
404132102
260,121
9,300
x
ALL
9,300

0
Intel Corp
COMMON
458140100
225,151
11,037
x
ALL
9,537

1,500
Itron, Inc.
COMMON
465741106
1,175,718
17,400
x
ALL
17,100

300
J.M. Smucker Company
COMMON
832696405
1,374,493
22,259
x
ALL
20,115

2,144
Johnson & Johnson
COMMON
478160104
614,350
9,538
x
ALL
9,538

0
McCormick & Co, Inc.
COMMON
579780206
3,618,781
100,160
x
ALL
97,060

3,100










Page Total


48,890,502





















12/31/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















McGraw-Hill Co, Inc.
COMMON
580645109
3,562,448
106,310
x
ALL
103,660

2,650
Medtronic, Inc.
COMMON
585055106
4,861,109
110,530
x
ALL
107,030

3,500
Meredith Corporation
COMMON
589433101
1,546,356
50,125
x
ALL
47,275

2,850
Newmont Mining Corp
COMMON
651639106
3,371,216
71,258
x
ALL
68,933

2,325
Noble Corporation
COMMON
H5833N103
5,580,174
137,105
x
ALL
132,855

4,250
ONEOK, Inc.
COMMON
682680103
6,592,794
147,920
x
ALL
142,570

5,350
Oracle Corporation
COMMON
68389X105
4,712,287
192,103
x
ALL
187,453

4,650
Pall Corporation
COMMON
696429307
3,717,197
102,685
x
ALL
97,260

5,425
Paychex, Inc.
COMMON
704326107
2,523,996
82,376
x
ALL
78,451

3,925
PepsiCo, Inc.
COMMON
713448108
4,896,832
80,540
x
ALL
76,390

4,150
Philip Morris Intl
COMMON
718172109
5,819,762
120,767
x
ALL
116,130

4,637
Portfolio Recovery Assocs
COMMON
73640Q105
4,372,561
97,493
x
ALL
95,793

1,700
Principal Fncl Grp Inc.
COMMON
74251V102
2,843,812
118,295
x
ALL
115,170

3,125
Procter & Gamble Company
COMMON
742718109
1,797,376
29,645
x
ALL
27,995

1,650
Prudential Fncl, Inc.
COMMON
744320102
1,889,387
37,970
x
ALL
36,720

1,250
Rocky Mtn Choc Factory
COMMON
774678403
417,908
51,600
x
ALL
50,200

1,400
Roper Industries, Inc.
COMMON
776696106
2,136,696
40,800
x
ALL
39,600

1,200
T. Rowe Price Group, Inc.
COMMON
74144T108
3,461,250
65,000
x
ALL
65,000

0
Techne Corporation
COMMON
878377100
647,892
9,450
x
ALL
9,000

450
Teva Pharm Inds Ltd ADR F
COMMON
881624209
4,182,601
74,450
x
ALL
72,050

2,400
Transocean Ltd.
COMMON
H8817H100
5,373,306
64,895
x
ALL
62,765

2,130
UDR, Inc.
COMMON
902653104
2,033,710
123,705
x
ALL
119,505

4,200
Varian Mdcal Systms, Inc.
COMMON
92220P105
4,308,560
91,965
x
ALL
88,565

3,400
Vodafone Group Plc Adr
COMMON
92857W209
3,267,882
141,528
x
ALL
132,053

9,475










Page Total


83,917,113





















12/31/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Washington REIT SBI
COMMON
939653101
1,608,259
58,376
x
ALL
56,626

1,750
Wellpoint, Inc.
COMMON
94973V107
3,602,031
61,795
x
ALL
60,295

1,500
Western Union
COMMON
959802109
2,814,211
149,295
x
ALL
140,420

8,875
Willis Group Holdings
COMMON
G96666105
4,969,069
188,365
x
ALL
182,890

5,475










Page Total


12,993,569


























Grand Total


145,801,184



























